CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income / (loss) from continuing and discontinued operations	$ 3,777	$ (32,057)	$ (52,895)
Other comprehensive income / (loss) (Actuarial gain / (loss))	(61)	12	51
Comprehensive income / (loss) from continuing and discontinued operations	$ 3,716	$ (32,045)	$ (52,844)